Warrants (Tables)	9 Months Ended
Sep. 30, 2024
Warrants [Abstract]
Schedule of Warrants

A summary of activity of the warrants during the nine months ended September 30, 2024, is follows:

	Number of Warrant	Weighted average Exercise price	Weighted average Remaining life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	5,145,943	0.25	3.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at September 30, 2024	5,145,943	$0.25	3.10

Exercisable at September 30, 2024	5,145,943	$0.25	3.10

Schedule of Black-Scholes Model

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Nine months ended
September 30, 2024
Expected term	2 - 5 years
Expected average volatility	241 - 338%
Expected dividend yield	—
Risk-free interest rate	4.13 - 4.43%